Risk management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Internal Risk Model [Abstract]
Credit risk exposure - customers (Thousand of Reais)		R$ 391,569,227	R$ 364,193,664	R$ 330,474,249
Loans and advances to customers, gross (note 9)		347,256,660	321,933,190	287,829,213
Contingent Liabilities - Guarantees and other sureties (note 44.a)		R$ 44,312,567	R$ 42,260,474	R$ 42,645,036
Non-performing loans ratio (%) - unaudited		6.75%	6.98%	6.65%
Impairment coverage ratio (%) - unaudited		96.58%	102.42%	95.39%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	[1]	R$ 22,625,750	R$ 22,969,315	R$ 18,261,638
Cost of credit (% of risk) - unaudited		3.93%	3.90%	3.98%

[1]	RAWO = Recoveries of Assets Derecognized.